Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows - Additional Information (Detail) - Consolidated entities [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Standardized measure of discounted future net cash flows	¥ 1,757,630	¥ 1,401,105	¥ 1,062,281	¥ 1,325,069
China's Mainland [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Standardized measure of discounted future net cash flows	1,652,887	1,336,419	1,028,640
Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Standardized measure of discounted future net cash flows	¥ 104,743	¥ 64,686	¥ 33,641